Stock-Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation [Line Items]
Share based compensation	814,272
Unrecognized compensation costs (in Dollars)		$ 593
Sharebased payment options		300,750
Unvested stock options		2,994,000
Weighted-average period		1 year 3 months 25 days
Share-based compensation arrangement by share-based payment award equity instruments granted		548,849	515,103
Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Ordinary Shares pool reserved for issuance		2,282,424
Company’s stock incentive		30,666,212	28,383,788
Minimum [Member] | Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share based payment award, expiration period		7 years
Maximum [Member] | Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share based payment award, expiration period		10 years
Share-Based Payment Arrangement, Option [Member] | Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Sharebased payment award, vesting rights percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Sharebased payment award, vesting rights percentage		25.00%
Options [Member]
Stock-Based Compensation [Line Items]
Sharebased payment options			239,610	321,777
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Share based compensation	814,272
Share-Based Payment Arrangement, Option [Member] | Merger And Acquisition Transaction [Member]
Stock-Based Compensation [Line Items]
Number Of Outstanding Options Unvested		635,948
Unrecognized compensation costs (in Dollars)		$ 1,221
weighted-average period		1 year 4 months 17 days
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Share-based Payment Arrangement, Accelerated Cost (in Dollars)	$ 3,396
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Unrecognized compensation costs (in Dollars)		$ 21,786
weighted-average period		2 years 8 months 1 day
Share-based compensation arrangement by share-based payment award equity instruments granted		4,377,951
Restricted Stock Units (RSUs) [Member] | Related Parties [Member]
Stock-Based Compensation [Line Items]
Share-based compensation arrangement by share-based payment award equity instruments granted				7,398